Acquisitions - Narrative (Details)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member] USD ($) tranche	Dec. 31, 2012 Ydon Holdings, Ltd. (CASEE) [Member] USD ($)	Nov. 14, 2011 Mobile Interactive Group, Ltd. [Member] USD ($) country customer	Sep. 30, 2012 Mobile Interactive Group, Ltd. [Member] USD ($)	Dec. 31, 2012 Mobile Interactive Group, Ltd. [Member] USD ($)	Aug. 31, 2012 Mobile Interactive Group, Ltd. [Member] USD ($)	Oct. 04, 2011 Air2Web, Inc. [Member] USD ($)	May 01, 2011 Mobclix, Inc. [Member] USD ($)	Sep. 30, 2010 Mobclix, Inc. [Member] USD ($)	Mar. 31, 2011 Mobclix, Inc. [Member] USD ($)	Sep. 30, 2010 Mobclix, Inc. [Member] GBP (£)	Dec. 31, 2010 Other Acquisitions [Member] USD ($)	Jan. 16, 2012 Maximum [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jun. 30, 2012 Working Capital [Member] Mobile Interactive Group, Ltd. [Member] USD ($)	Jan. 14, 2012 Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Cash				$ 8,400,000		$ 25,170,000				$ 18,898,000		$ 1,100,000
Contingent consideration				20,300,000		26,000,000
Transaction costs				900,000		900,000				1,100,000		300,000
Equity method investment, ownership percentage																		33.00%
Equity interest in acquiree, remeasurement gain				6,000,000
Number of tranches associated with contingent consideration				2
Contingent payment, percentage paid in stock																50.00%
Estimated fair value of contingent consideration				6,400,000		15,300,000
Revenue of acquiree since acquisition date					5,300,000
Income of acquiree since acquisition date					2,700,000
Total consideration				22,769,000		51,231,000
Finite-lived intangible assets, weighted average useful life				5 years 3 months 18 days		4 years 10 months 24 days				5 years 1 month 6 days					5 years
Goodwill, expected tax deductible amount				0		0				0
Consideration transferred equity interests issued and issuable						5,100,000
Cost of acquired entity, equity interests issued												1,500,000
Deferred liabilities incurred						5,000,000
Payment of deferred liabilities								2,500,000					8,500,000
Management bonus liabilities incurred						2,000,000
Change in amount of contingent consideration, liability	(9,179,000)	(2,155,000)	(4,481,000)				5,300,000				6,100,000						800,000
Contingent consideration liability determined									26,000,000		18,100,000
Contingent consideration outcome amount determined, liability, payable in cash									14,500,000
Contingent consideration outcome amount determined liability, payable in equity interests issues and issuable									11,500,000
Number of countries in which entity operates						44
Access to number of enterprise customers (more than 300 as part of acquisition)						300
Debt extinguished at closing from consideration transferred										1,200,000
Equity interest issued (in shares)												150,220
Equity interests issued (in USD per share)												$ 9.68		£ 6.12
Payment of employee bonus													700,000
Consideration transferred															1,000,000
Intangible assets acquired															300,000
Goodwill	$ 70,498,000	$ 52,956,000	$ 18,451,000	$ 17,741,000		$ 25,727,000				$ 10,193,000					$ 700,000